Revenue - Major Revenue by Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosures
Cloud subscriptions and support	€ 4,993	€ 3,769	€ 2,993
Cloud and Software Revenue	20,622	19,549	18,424
EMEA
Disclosures
Cloud subscriptions and support	1,441	1,029	703
Cloud and Software Revenue	9,339	8,759	8,192
Americas
Disclosures
Cloud subscriptions and support	2,941	2,321	2,000
Cloud and Software Revenue	7,973	7,666	7,366
APJ
Disclosures
Cloud subscriptions and support	611	419	290
Cloud and Software Revenue	€ 3,310	€ 3,124	€ 2,865